Convertible Notes Payable (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Unamortized discount	$ 590,000	$ 225,000
Convertible Notes [Member]
Unamortized discount	590,000	$ 225,000
Debt discount	761,000
Amortization of debt discount	$ 396,000